Consolidated Balance Sheets Detail - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	$ 45.0	$ 109.0
Depreciation	532	721	660
Buildings, leasehold improvements and other
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	34.0	62.0
BlackBerry operations and other information technology
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	2.0	36.0
Manufacturing equipment, research and development equipment and tooling
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	9.0	11.0
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	$ 0	$ 0